Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for Helmy Eltoukhy (1) ($)	Summary Compensation Table Total for AmirAli Talasaz (1) ($)	Compensation Actually Paid to Helmy Eltoukhy (1) (2) (3) ($)	Compensation Actually Paid to AmirAli Talasaz (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Revenue (5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	11,613,450	11,613,545	15,045,202	15,045,297	3,951,238	5,196,364	39.10	118.20	(436.4)	739.0

2023	11,591	26,415	(4,228,364)	(4,213,540)	4,344,931	2,870,807	34.62	118.87	(479.4)	563.9

2022	11,632	11,175	(68,726,853)	(68,727,310)	3,895,818	538,306	34.81	113.65	(654.6)	449.5

2021	13,665	13,271	(30,979,967)	(30,980,361)	5,016,617	3,923,973	128.00	126.45	(384.8)	373.7

2020	113,870,986	—	196,429,143	—	29,791,305	51,705,986	164.93	126.42	(246.3)	286.7

(1)
Helmy Eltoukhy and AmirAli Talasaz were our PEOs in 2021, 2022, 2023, and 2024. Helmy Eltoukhy was our PEO in 2020. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

AmirAli Talasaz	Michael Bell	Michael Bell	Michael Bell	Michael Bell

Derek Bertocci	Craig Eagle	Craig Eagle	Craig Eagle	Darya Chudova

Michael Wiley	Christopher Freeman	Christopher Freeman	Christopher Freeman	Terilyn Monroe

John Saia	John Saia	John Saia	Darya Chudova	John Saia

Ines Dahne-Steuber

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with

FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Helmy Eltoukhy ($)	Exclusion of Stock Awards and Option Awards for Helmy Eltoukhy ($)	Inclusion of Equity Values for Helmy Eltoukhy ($)	Compensation Actually Paid to Helmy Eltoukhy ($)

2024	11,613,450	(11,600,028)	15,031,780	15,045,202

Year	Summary Compensation Table Total for AmirAli Talasaz ($)	Exclusion of Stock Awards and Option Awards for AmirAli Talasaz ($)	Inclusion of Equity Values for AmirAli Talasaz ($)	Compensation Actually Paid to AmirAli Talasaz ($)

2024	11,613,545	(11,600,028)	15,031,780	15,045,297

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,951,238	(3,056,315)	4,301,441	5,196,364
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth
in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Helmy Eltoukhy ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Helmy Eltoukhy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Helmy Eltoukhy ($)	Total - Inclusion of Equity Values for Helmy Eltoukhy ($)

2024	21,038,933	—	1,180,542	—	(7,187,695)	15,031,780

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for AmirAli Talasaz ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for AmirAli Talasaz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for AmirAli Talasaz ($)	Total - Inclusion of Equity Values for AmirAli Talasaz ($)

2024	21,038,933	—	1,180,542	—	(7,187,695)	15,031,780

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,932,964	482,556	—	(114,079)	—	4,301,441

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote

2020	2021	2022	2023	2024

AmirAli Talasaz	Michael Bell	Michael Bell	Michael Bell	Michael Bell

Derek Bertocci	Craig Eagle	Craig Eagle	Craig Eagle	Darya Chudova

Michael Wiley	Christopher Freeman	Christopher Freeman	Christopher Freeman	Terilyn Monroe

John Saia	John Saia	John Saia	Darya Chudova	John Saia

Ines Dahne-Steuber

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Helmy Eltoukhy ($)	Exclusion of Stock Awards and Option Awards for Helmy Eltoukhy ($)	Inclusion of Equity Values for Helmy Eltoukhy ($)	Compensation Actually Paid to Helmy Eltoukhy ($)

2024	11,613,450	(11,600,028)	15,031,780	15,045,202

Year	Summary Compensation Table Total for AmirAli Talasaz ($)	Exclusion of Stock Awards and Option Awards for AmirAli Talasaz ($)	Inclusion of Equity Values for AmirAli Talasaz ($)	Compensation Actually Paid to AmirAli Talasaz ($)

2024	11,613,545	(11,600,028)	15,031,780	15,045,297
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth
in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Helmy Eltoukhy ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Helmy Eltoukhy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Helmy Eltoukhy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Helmy Eltoukhy ($)	Total - Inclusion of Equity Values for Helmy Eltoukhy ($)

2024	21,038,933	—	1,180,542	—	(7,187,695)	15,031,780

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for AmirAli Talasaz ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for AmirAli Talasaz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for AmirAli Talasaz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for AmirAli Talasaz ($)	Total - Inclusion of Equity Values for AmirAli Talasaz ($)

2024	21,038,933	—	1,180,542	—	(7,187,695)	15,031,780

Non-PEO NEO Average Total Compensation Amount	$ 3,951,238	$ 4,344,931	$ 3,895,818	$ 5,016,617	$ 29,791,305
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,196,364	2,870,807	538,306	3,923,973	51,705,986
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,951,238	(3,056,315)	4,301,441	5,196,364
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth
in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	3,932,964	482,556	—	(114,079)	—	4,301,441

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the NASDAQ Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the NASDAQ Biotechnology Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and
Non-PEO
NEOs for 2024 to Company performance. The measures in this table are not ranked.

Revenue

Adjusted EBITDA

Gross Margin

Relative TSR

Total Shareholder Return Amount	$ 39.1	34.62	34.81	128	164.93
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (436,400,000)	$ (479,400,000)	$ (654,600,000)	$ (384,800,000)	$ (246,300,000)
Company Selected Measure Amount	739,000,000	563,900,000	449,500,000	373,700,000	286,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Helmy Eltoukhy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,613,450	$ 11,591	$ 11,632	$ 13,665	$ 113,870,986
PEO Actually Paid Compensation Amount	$ 15,045,202	$ (4,228,364)	$ (68,726,853)	$ (30,979,967)	$ 196,429,143
PEO Name	Helmy Eltoukhy	Helmy Eltoukhy	Helmy Eltoukhy	Helmy Eltoukhy	Helmy Eltoukhy
AmirAli Talasaz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,613,545	$ 26,415	$ 11,175	$ 13,271	$ 0
PEO Actually Paid Compensation Amount	$ 15,045,297	$ (4,213,540)	$ (68,727,310)	$ (30,980,361)	$ 0
PEO Name	AmirAli Talasaz	AmirAli Talasaz	AmirAli Talasaz	AmirAli Talasaz
PEO | Helmy Eltoukhy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,031,780
PEO | Helmy Eltoukhy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,038,933
PEO | Helmy Eltoukhy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,180,542
PEO | Helmy Eltoukhy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Helmy Eltoukhy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,187,695)
PEO | Helmy Eltoukhy [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,600,028)
PEO | AmirAli Talasaz [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,031,780
PEO | AmirAli Talasaz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,038,933
PEO | AmirAli Talasaz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,180,542
PEO | AmirAli Talasaz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | AmirAli Talasaz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,187,695)
PEO | AmirAli Talasaz [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,600,028)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,301,441
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,932,964
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,556
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,079)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,056,315)